Defined benefit plans	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [line items]
Defined benefit plans
33 Defined benefit plans

	2025	2024

Retirement benefit plans	217	269

Other post-employment benefit plans	167	189

Total defined benefit plans	384	457

Retirement benefit plans in surplus	95	110

Reimbursement rights	28	9

Total defined benefit assets	124	119

Retirement benefit plans in deficit	340	388

Other post-employment benefit plans in deficit	167	189

Total defined benefit liabilities	507	576

	2025			2024

Movements during the year	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

On January 1	269	189	457	368	178	546

Defined benefit expenses	45	15	61	42	15	57

Remeasurements of defined benefit plans	(6)	(3)	(9)	19	(5)	15

Contributions paid	(44)	-	(44)	(148)	-	(148)

Benefits paid	(19)	(12)	(31)	(28)	(12)	(40)

Net exchange differences	(28)	(22)	(50)	16	12	27

On December 31	217	167	384	269	189	457
The amounts recognized in the statement of financial position are determined as follows:

	2025					2024

Net carrying value details	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

Present value of funded obligations	2,852	-	2,852	3,140	-	3,140

Fair value of plan assets	(2,845)	-	(2,845)	(3,123)	-	(3,123)

Fair value of reimbursement rights	(28)	-	(28)	(9)	-	(9)

	(22)	-	(22)	7	-	7

Present value of unfunded obligations	239	167	406	262	189	450

On December 31	217	167	384	269	189	457
The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets were nil in both 2025 and 2024.

	2025			2024

Defined benefit expenses	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

Current year service cost	36	7	43	32	7	39

Net interest on net defined benefit liability (asset)	9	9	18	9	9	18

Total defined benefit expenses	45	15	61	42	15	57
Defined benefit expenses are included in Post-employment benefit costs in note
13 Other operating expenses
.

Movements during the year of the present value of the defined benefit obligations	2025	2024

On January 1	3,590	3,616

Current year service cost	43	39

Interest expenses	177	173

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in demographic assumptions	21	6

- Actuarial gains and losses arising from changes in financial assumptions	14	(217)

Benefits paid	(237)	(237)

Net exchange differences	(350)	208

Other	-	2

On December 31	3,257	3,590

Movements during the year in plan assets for retirement benefit plans	2025	2024

On January 1	3,123	3,051

Interest income (based on discount rate)	155	152

Remeasurements of the net defined liability (asset)	32	(208)

Contributions by employer	44	148

Benefits paid	(210)	(200)

Net exchange differences	(299)	180

On December 31	2,845	3,123

	2025				2024

Plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan assets	Quoted	Unquoted	Total	in % of total plan assets

Debt instrument	702	198	900	32%	594	275	869	28%

Derivatives	-	(30)	(30)	-1%	-	(183)	(183)	-6%

Investment funds	-	1,625	1,625	57%	-	2,027	2,027	65%

Other	-	350	350	12%	-	410	410	13%

On December 31	702	2,144	2,845	100%	594	2,529	3,123	100%

Movements during the year of the fair value of the reimbursement rights	2025	2024

On January 1	9	20

Interest expenses	3	3

Remeasurements of the defined benefit obligations:

- Actuarial gains and losses arising from changes in financial assumptions	12	(18)

Benefits paid	4	4

Other	-	2

On December 31	28	9

Defined benefit plans are mainly operated by Transamerica, Aegon UK and Aegon Employees Netherlands. The following sections contain a general description of the plans in each of these subsidiaries and a summary of the principal actuarial assumptions applied in determining the value of defined benefit plans. Businesses included in all other operating segments mostly operate defined contribution plans. Please refer to note
13 Other operating expenses
for a complete overview of employee expenses including the total defined contribution expenses.
Transamerica
Transamerica has defined benefit plans covering substantially all its employees that are qualified under the Internal Revenue Service Code, including all requirements for minimum funding levels. The defined benefit plans are governed by the Board of Directors of Transamerica Corporation. The Board of Directors has the full power and discretion to administer the plan and to apply all of its provisions, including such responsibilities as, but not limited to, developing the investment policy and managing assets for the plan, maintaining required funding levels for the plan, deciding questions related to eligibility and benefit amounts, resolving disputes that may arise from plan participants and for complying with the plan provisions, and legal requirements related to the plan and its operation. The benefits are based on years of service and the employee’s eligible annual compensation. The plans provide benefits based on a traditional final average formula or a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The defined benefit plans have a deficit of EUR 101 million on December 31, 2025 (2024: EUR 126 million deficit).
Investment strategies are established based on asset and liability studies by actuaries which are updated as they consider appropriate. These studies, along with the investment policy, assist to develop the appropriate investment criteria for the plan, including asset allocation mix, return objectives, investment risk and time horizon, benchmarks and performance standards, and restrictions and prohibitions. The overall goal is to maximize total investment returns to provide sufficient funding for the present and anticipated future benefit obligations within the constraints of a prudent level of portfolio risk and diversification. Aegon believes that the asset allocation is an important factor in determining the long-term performance of the plan. The plan uses multiple asset classes as well as sub-classes
to meet the asset allocation and other requirements of the investment policy, which minimizes investment risk. From time to time the actual asset allocation may deviate from the desired asset allocation ranges due to different market performance among the various asset categories. If it is determined that rebalancing is required, future additions and withdrawals will be used to bring the allocation to the desired level.
Transamerica maintains minimum required funding levels as set forth by the Internal Revenue Code. If contributions are required, the funding would be provided from the Company’s general account assets. Pension plan contributions were not required for Transamerica in 2025 or 2024. However, Transamerica Corporation made a pension plan contribution of EUR 43 million in September, 2025 that was over and above the minimum required funding levels as set forth by the Internal Revenue Code. In 2024, Transamerica Corporation made a pension plan contribution of EUR 145 million.
Transamerica also sponsors supplemental retirement plans to provide senior management with benefits in excess of normal retirement benefits. The plans are unfunded and are not qualified under the Internal Revenue Code. The supplemental retirement plans are governed by Transamerica Corporation, and overseen by the Compensation Committee of the Board of Directors of Transamerica Corporation. Transamerica Corporation, or the Compensation Committee of the Board of Directors has the full power and discretion to apply all the plan’s provisions, including such responsibilities as, but not limited to, interpret the plan provisions, to make factual determinations under the plan, to determine plan benefits, and to comply with any statutory reporting and disclosure requirements. The benefits are based on years of service and the employee’s eligible annual compensation. The plans provide benefits based on a traditional final average formula or a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The company funds the benefit payments of the supplemental retirement plans from its general account assets. The unfunded amount related to these plans, for which a liability has been recorded, was EUR 145 million (2024: EUR 164 million unfunded).
Transamerica provides health care benefits to retired employees through continuation of coverage primarily in self-funded plans, and partly in fully insured plans, which are classified as unfunded per IAS 19 financial guidance. The postretirement health care benefits under the Plans are administered by Transamerica Corporation, which has delegated the claims administration to third-party administrators. Transamerica maintains two plans which provide continuation of coverage for retiree medical benefits. For each plan, Transamerica has the fiduciary responsibility to administer the plan in accordance with its terms, and decides questions related to eligibility and determines plan provisions and benefit amounts.

Under the Employee Retirement Income Security Act (ERISA), Transamerica has the fiduciary responsibility to monitor the quality of services provided by the third-party claims administrator and to replace the third-party administrator if needed. In addition, Transamerica has the fiduciary obligation to interpret the provisions of the plans, and to comply with any statutory reporting and disclosure requirements. Finally, Transamerica reviews the terms of the plans and makes changes to the plans if and when appropriate. Transamerica funds the benefit payments or premium payments of the post-retirement health care plans from its general account assets. The post-retirement health benefit liability amounted to EUR 170 million (2024: EUR 190 million).
The weighted average duration of the defined benefit obligation is 7.9 years (2024: 8.0 years).
The above sensitivity analysis is based on a change in one assumption, with all other assumptions held constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.
Target allocation of plan assets for retirement benefit plans for the next annual period is: equity instruments
2%-4%,
debt instruments
80%-90%
and other instruments
8%-16%.
Aegon UK
Aegon UK operated a defined benefit pension scheme providing benefits for staff based on final pensionable salary and years of service. The scheme closed to new entrants several years ago and closed to future accruals on March 31, 2013. Aegon UK now offers a defined contribution pension scheme to all employees.
The pension scheme is administered separately from Aegon UK and is governed by Trustees, who are required to act in the best interests of the pension scheme members.
The pension scheme Trustees are required to carry out triennial valuations of the scheme’s funding position, with the latest valuation being on September 30, 2022. As part of this triennial valuation process, a schedule of contributions is agreed between the Trustees and Aegon UK in accordance with UK pensions legislation and guidance issued by the Pensions Regulator in the United Kingdom. The schedule of contributions includes deficit reduction contributions to clear any scheme deficit. Under IAS 19, the defined benefit plan has a surplus of EUR 75 million on December 31, 2025 (2024: EUR 95 million surplus). During 2025, no contributions were paid into the scheme (2024: EUR 10 million).
The investment strategy for the scheme is determined by the trustees in consultation with Aegon UK. Currently assets are invested in income and liability driven investments where the investments are a portfolio of fixed interest and inflation-linked bonds and related derivatives, selected to broadly match the interest rate and inflation profile of liabilities.
Under the scheme rules, pensions in payment increase in line with the UK Retail Price Index, and deferred benefits increase in line with the UK Consumer Price Index. The pension scheme is therefore exposed to UK inflation, interest rate risks, investment returns, and changes in pensioners’ life expectancy.
The scheme holds three
buy-in
policies in the name of the Trustee to cover full scheme benefits for a group of pensioners. The liabilities (and matching assets) calculated on the year-end
assumptions have been included in the funded position as at December 31, 2025.
The weighted average duration of the defined benefit obligation is 12.6 years (2024: 13.5 years).
Target allocation of plan assets for retirement benefit plans for the next annual period is 100% debt instruments.
Aegon Employees Netherlands B.V.
From July 1, 2023, following the transaction with a.s.r., employees of Aegon located in the Netherlands are employed by Aegon Employees Netherlands B.V. (AEN), an Aegon subsidiary included in the Holdings segment. AEN offers a defined contribution pension scheme to all employees in the Netherlands.

Until July 1, 2023, Aegon Nederland N.V. (legally merged with ASR Nederland N.V. on October 1, 2023 and therefore hereafter referred to as a.s.r.) was the employer of the employees of Aegon located in the Netherlands and operated a closed defined benefit pension plan under a pension contract. As of January 1, 2020, the defined benefit pension plan is closed for new members and there will be no further accrual of benefits to existing members. Entitlements before January 1, 2020, will remain unchanged and the indexation for those accruals will remain in force. The pension contract was updated as AEN was added as an employer on the date of the transfer of employees to AEN.
The defined benefit plans cover retirement benefits, disability, death, and survivor pensions, and the defined benefit obligation amounts to EUR 88 million on December 31, 2025 (December 31, 2024: EUR 90 million). The defined benefit obligation is backed by investments owned by a.s.r. The obligation of a.s.r. to fund the defined benefit obligation through these investments is reported as a reimbursement right. The average remaining duration of the defined benefits obligation is 19.5 years (2024:
20.8 years).
Also included in the reimbursement rights is the present value of the expected guaranteed premiums and management fees to be paid to a.s.r. by AEN. The present value as of December 31, 2025, amounts to EUR 59 million (December 31, 2024: EUR 80 million), discounted at a rate of 4.00% (2024: 3.51%).
The liabilities related to other post-employment benefit plans, consisting of former Board of Directors unconditional indexation, jubilee and mortgage discount liabilities, are wholly unfunded and amount to EUR 2 million as of December 31, 2025 (December 31, 2024: EUR 4 million). The weighted average duration of the other post-employment benefit plans is 9.7 years (2024: 11.4 years).
Principal actuarial assumptions
The principal actuarial assumptions applicable to the year ended December 31 are as follows.
Transamerica’s mortality assumptions (demographic actuarial assumptions) are based on the
PRI-2012
Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale
MP-2021
for 2025 assumption, and 2024 assumption respectively, for the relevant calendar years.
Aegon UK’s mortality assumptions utilize the Club Vita tables based on analysis of Scheme membership CMI 2024 1.5%/ 1.25% p.a. (males/females) and Scheme membership CMI 2023 1.5%/1.25% p.a. (males/females).
Aegon Employees Netherlands B.V.’s mortality assumptions are Company-specific and are derived from the Projections Life Tables 2025 and 2024, respectively.

Financial actuarial assumptions used to determine defined benefit obligations at year-end	Transamerica		Aegon UK		AEN
	2025	2024	2025	2024	2025	2024

Discount rate	5.45%/ 5.23%	5.59%/ 5.51% 1	5.66%	5.58%	4.00%	3.51%

Salary increase rate	4.00%	4.00%	n.a.	n.a.	n.a.	n.a.

Health care trend rate	8.50%	6.90%	n.a.	n.a.	n.a.	n.a.

Price inflation	n.a.	n.a.	3.00%	3.19%	2.13%	1.99%

1	Transamerica has separate discount rates for all pension plans: 5.45% in 2025, 5.59% in 2024 and for post-retirement welfare plan: 5.23% in 2025, 5.51% in 2024.
The principal actuarial assumptions affect the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

Estimated approximate effects on the defined benefit obligation	Transamerica		Aegon UK		AEN
	2025	2024	2025	2024	2025	2024

Demographic actuarial assumptions

10% increase in mortality rates	(40)	(46)	(20)	(21)	(1)	(1)

10% decrease in mortality rates	44	51	21	23	1	1

Financial actuarial assumptions

100 basis points increase in discount rate	(163)	(183)	(103)	(114)	(12)	(13)

100 basis points decrease in discount rate	201	232	126	142	16	17

100 basis points increase in salary increase rate	4	4	n.a.	n.a.	n.a.	n.a.

100 basis points decrease in salary increase rate	(3)	(4)	n.a.	n.a.	n.a.	n.a.

100 basis points increase in health care trend rate	9	12	n.a.	n.a.	n.a.	n.a.

100 basis points decrease in health care trend rate	(9)	(10)	n.a.	n.a.	n.a.	n.a.

100 basis points increase in price inflation	n.a.	n.a.	110	50	-	-

100 basis points decrease in price inflation	n.a.	n.a.	(101)	(95)	-	-
The above sensitivity analysis is based on a change in one assumption, with all other assumptions held constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions, the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.
All other operating segments
Businesses included in all other operating segments mostly operate defined contribution plans. Please see note
13 Other operating expenses
, for the employee expenses regarding these contribution plans.

Parent [member]
Disclosure of defined benefit plans [line items]
Defined benefit plans
19 Defined benefit plans
From July 1, 2023, following the transaction with a.s.r., employees of Aegon located in the Netherlands are employed by Aegon Employees Netherlands B.V. (AEN), an Aegon subsidiary included in the Holdings segment. AEN offers a defined contribution pension scheme to all employees in the Netherlands.
Until July 1, 2023, Aegon Nederland N.V. (legally merged with ASR Nederland N.V. on October 1, 2023, and therefore hereafter referred to as a.s.r.) was the employer of the employees of Aegon located in the Netherlands and operated a closed defined benefit pension plan under a pension contract. As of January 1, 2020, the defined benefit pension plan is closed for new members, and there will be no further accrual of benefits to existing members. Entitlements before January 1, 2020, will remain unchanged, and the indexation for those accruals will remain in force. The pension contract was updated as AEN was added as an employer on the date of the transfer of employees to AEN.
Until December 2024, the defined benefit plans were recorded on AEN’s balance sheet. In December 2024, the rights and obligations from these plans were transferred from AEN to Aegon Ltd. and Aegon Asset Management Holding B.V.
The following sections contain a general description of the closed defined benefit plan for Aegon Ltd. For further details, including a summary of the principal actuarial assumptions applied in determining the value of the defined benefit plans, reference is made to note
33 Defined benefit plans
of Aegon’s consolidated financial statements.

	2025	2024

Reimbursement rights retirement benefit plans	49	50

Present value of the expected guaranteed premiums and management fees	(33)	(44)

Total Reimbursement rights	16	5

Retirement benefit plans	49	50

Other post-employment benefit plans	2	3

Total defined benefit liabilities	51	53

			2025			2024

Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total

On January 1	50	3	53	-	-	-

Defined benefit expenses	2	-	2	2	-	2

Remeasurements of defined benefit plans	(3)	-	(3)	(1)	(1)	(2)

Transfer from AEN	-	-	-	49	4	53

Other	-	(1)	(1)	-	-	-

On December 31	49	2	51	50	3	53

Movements during the year of the present value of the expected guaranteed premiums and management fees	2025	2024

On January 1	44	-

Remeasurements of the defined benefit obligations:

Actuarial gains and losses arising from changes in financial assumptions	(9)	5

Benefits paid	(2)	(1)

Transfer from AEN	-	40

On December 31	33	44
The defined benefit plans cover retirement benefits, disability, death and survivor pensions, and the defined benefit obligation amounts to EUR 49 million at December 31, 2025 (2024: EUR 50 million). The defined benefit obligation is backed by investments owned by a.s.r. The obligation of a.s.r. to fund the defined benefit obligation through these investments is reported as a reimbursement right on the balance sheet of Aegon Ltd. (refer to note
10 Other
non-current
assets
of Aegon Ltd.). The average remaining duration of the defined benefits obligation is 19.5 years (2024: 20.8 years).
Also included in the reimbursement rights is the present value of the expected guaranteed premiums and management fees payable to a.s.r. The present value as of December 31, 2025 amounts to EUR 33 million (2024: EUR 44 millions) , discounted at a rate of 4.0% (2024: 3.5%).
The liabilities related to other post-employment benefit plans, consisting of former Board of Directors unconditional indexation, jubilee and mortgage discount liabilities, are wholly unfunded and amount to EUR 2 million at December 31, 2025 (2024: EUR 3 million).